FAIR VALUE MEASUREMENT - Activities related to fair value of the guarantee derivative liabilities (Details) - Guarantee derivative liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Activities related to fair value of the guarantee derivative liabilities
Fair value of guarantee derivative liabilities at beginning of the year (level 3)	¥ 52,434	¥ 30,958	¥ 31,191
Cash collection	1,108,398	449,778	134,881
Net cash payout	(1,151,504)	(231,275)	(87,759)
Change in fair value	212,256	(197,027)	(47,355)
Transfers of financial guarantee contracts (Note2(l))	(502,582)
Fair value of guarantee derivative liabilities/(assets) at end of the year (level 3)	¥ (280,998)	¥ 52,434	¥ 30,958